RESEARCH AND DEVELOPMENT EXPENSES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
RESEARCH AND DEVELOPMENT EXPENSES [Abstract]
Research and development expenses related to project contracted with a third party vendor	$ 1,350	$ 5,406
Research and development expenses incurred by Wellway Electronic (Hong Kong) limted		$ 1,700